Shareholder Report, Holdings (Details)	Jul. 31, 2024
Columbia Income Opportunities Fund - Class A | Alliant Holdings Intermediate LLC/Co-Issuer [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Income Opportunities Fund - Class A | IRB Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Income Opportunities Fund - Class A | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Income Opportunities Fund - Class A | Clearway Energy Operating LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Class A | HUB International, Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Class A | Clear Channel Worldwide Holdings, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Class A | Next Era Energy Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Class A | Colgate Energy Partners III LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Class A | Picard Midco, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Class A | Rocket Mortgage LLC/Co-Issuer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Class A | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Income Opportunities Fund - Class A | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.60%
Columbia Income Opportunities Fund - Class A | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
Columbia Income Opportunities Fund - Class A | CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Income Opportunities Fund - Class A | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Class A | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.80%
Columbia Income Opportunities Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Income Opportunities Fund - Class A | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Income Opportunities Fund - Class A | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Income Opportunities Fund - Class A | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Advisor Class | Alliant Holdings Intermediate LLC/Co-Issuer [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Income Opportunities Fund - Advisor Class | IRB Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Income Opportunities Fund - Advisor Class | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Income Opportunities Fund - Advisor Class | Clearway Energy Operating LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Advisor Class | HUB International, Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Advisor Class | Clear Channel Worldwide Holdings, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Advisor Class | Next Era Energy Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Advisor Class | Colgate Energy Partners III LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Advisor Class | Picard Midco, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Advisor Class | Rocket Mortgage LLC/Co-Issuer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Advisor Class | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Income Opportunities Fund - Advisor Class | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.60%
Columbia Income Opportunities Fund - Advisor Class | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
Columbia Income Opportunities Fund - Advisor Class | CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Income Opportunities Fund - Advisor Class | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Advisor Class | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.80%
Columbia Income Opportunities Fund - Advisor Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Income Opportunities Fund - Advisor Class | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Income Opportunities Fund - Advisor Class | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Income Opportunities Fund - Advisor Class | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Class C | Alliant Holdings Intermediate LLC/Co-Issuer [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Income Opportunities Fund - Class C | IRB Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Income Opportunities Fund - Class C | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Income Opportunities Fund - Class C | Clearway Energy Operating LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Class C | HUB International, Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Class C | Clear Channel Worldwide Holdings, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Class C | Next Era Energy Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Class C | Colgate Energy Partners III LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Class C | Picard Midco, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Class C | Rocket Mortgage LLC/Co-Issuer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Class C | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Income Opportunities Fund - Class C | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.60%
Columbia Income Opportunities Fund - Class C | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
Columbia Income Opportunities Fund - Class C | CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Income Opportunities Fund - Class C | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Class C | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.80%
Columbia Income Opportunities Fund - Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Income Opportunities Fund - Class C | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Income Opportunities Fund - Class C | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Income Opportunities Fund - Class C | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Institutional Class | Alliant Holdings Intermediate LLC/Co-Issuer [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Income Opportunities Fund - Institutional Class | IRB Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Income Opportunities Fund - Institutional Class | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Income Opportunities Fund - Institutional Class | Clearway Energy Operating LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Institutional Class | HUB International, Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Institutional Class | Clear Channel Worldwide Holdings, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Institutional Class | Next Era Energy Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Institutional Class | Colgate Energy Partners III LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Institutional Class | Picard Midco, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Institutional Class | Rocket Mortgage LLC/Co-Issuer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Institutional Class | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Income Opportunities Fund - Institutional Class | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.60%
Columbia Income Opportunities Fund - Institutional Class | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
Columbia Income Opportunities Fund - Institutional Class | CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Income Opportunities Fund - Institutional Class | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Institutional Class | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.80%
Columbia Income Opportunities Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Income Opportunities Fund - Institutional Class | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Income Opportunities Fund - Institutional Class | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Income Opportunities Fund - Institutional Class | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Institutional 2 Class | Alliant Holdings Intermediate LLC/Co-Issuer [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Income Opportunities Fund - Institutional 2 Class | IRB Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Income Opportunities Fund - Institutional 2 Class | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Income Opportunities Fund - Institutional 2 Class | Clearway Energy Operating LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Institutional 2 Class | HUB International, Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Institutional 2 Class | Clear Channel Worldwide Holdings, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Institutional 2 Class | Next Era Energy Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Institutional 2 Class | Colgate Energy Partners III LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Institutional 2 Class | Picard Midco, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Institutional 2 Class | Rocket Mortgage LLC/Co-Issuer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Institutional 2 Class | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Income Opportunities Fund - Institutional 2 Class | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.60%
Columbia Income Opportunities Fund - Institutional 2 Class | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
Columbia Income Opportunities Fund - Institutional 2 Class | CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Income Opportunities Fund - Institutional 2 Class | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Institutional 2 Class | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.80%
Columbia Income Opportunities Fund - Institutional 2 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Income Opportunities Fund - Institutional 2 Class | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Income Opportunities Fund - Institutional 2 Class | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Income Opportunities Fund - Institutional 2 Class | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Institutional 3 Class | Alliant Holdings Intermediate LLC/Co-Issuer [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Income Opportunities Fund - Institutional 3 Class | IRB Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Income Opportunities Fund - Institutional 3 Class | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Income Opportunities Fund - Institutional 3 Class | Clearway Energy Operating LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Institutional 3 Class | HUB International, Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Institutional 3 Class | Clear Channel Worldwide Holdings, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Institutional 3 Class | Next Era Energy Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Institutional 3 Class | Colgate Energy Partners III LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Institutional 3 Class | Picard Midco, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Institutional 3 Class | Rocket Mortgage LLC/Co-Issuer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Income Opportunities Fund - Institutional 3 Class | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Income Opportunities Fund - Institutional 3 Class | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.60%
Columbia Income Opportunities Fund - Institutional 3 Class | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
Columbia Income Opportunities Fund - Institutional 3 Class | CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Income Opportunities Fund - Institutional 3 Class | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Income Opportunities Fund - Institutional 3 Class | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.80%
Columbia Income Opportunities Fund - Institutional 3 Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Income Opportunities Fund - Institutional 3 Class | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Income Opportunities Fund - Institutional 3 Class | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Income Opportunities Fund - Institutional 3 Class | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%